Inventories - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities	£ 2	£ 7
Inventory write-offs	309	£ 255	£ 148
Cost of inventories recognised	£ 47